INTANGIBLE ASSETS - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS
Amortization of Intangible Assets	$ 8,116,160	$ 8,742,607	$ 497,344